UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

February 28, 2015

1.814104.110

SDI-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.4%
		Principal Amount (e)	Value
Convertible Bonds - 7.0%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (g)		$ 3,810,000	$ 4,476,750
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15		5,210,000	6,138,031
Household Durables - 0.6%
Jarden Corp. 1.875% 9/15/18		3,210,000	5,515,181
Lennar Corp. 3.25% 11/15/21 (g)		6,550,000	14,131,625
M/I Homes, Inc. 3% 3/1/18		5,170,000	5,124,763
Standard Pacific Corp. 1.25% 8/1/32		2,460,000	2,978,138
			27,749,707
Media - 0.2%
Liberty Media Corp.:
1.375% 10/15/23		2,800,000	2,796,500
3.5% 1/15/31		13,610,000	7,500,131
			10,296,631
TOTAL CONSUMER DISCRETIONARY			48,661,119
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
Vector Group Ltd. 7.5% 1/15/19 (k)		12,893,000	18,745,429
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp. 2.5% 5/15/37		8,770,000	8,506,900
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		6,730,000	4,933,931
Peabody Energy Corp. 4.75% 12/15/41		16,812,000	7,817,580
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		13,770,000	13,408,538
Ship Finance International Ltd. 3.25% 2/1/18		10,990,000	11,178,039
			45,844,988
FINANCIALS - 0.5%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		3,890,000	4,028,581
Insurance - 0.4%
Fidelity National Financial, Inc. 4.25% 8/15/18		10,060,000	20,597,850
TOTAL FINANCIALS			24,626,431
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
HEALTH CARE - 1.3%
Biotechnology - 0.3%
Acorda Therapeutics, Inc. 1.75% 6/15/21		$ 2,070,000	$ 2,151,506
Gilead Sciences, Inc. 1.625% 5/1/16		3,250,000	14,775,313
			16,926,819
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		13,609,000	16,475,396
WellPoint, Inc. 2.75% 10/15/42		6,350,000	12,481,719
			28,957,115
Pharmaceuticals - 0.4%
ANI Pharmaceuticals, Inc. 3% 12/1/19		2,200,000	2,640,572
Jazz Investments I Ltd. 1.875% 8/15/21 (g)		5,440,000	6,310,400
Salix Pharmaceuticals Ltd. 1.5% 3/15/19 (g)		3,450,000	8,329,594
The Medicines Co. 2.5% 1/15/22 (g)		3,200,000	3,467,584
			20,748,150
TOTAL HEALTH CARE			66,632,084
INDUSTRIALS - 0.0%
Machinery - 0.0%
Navistar International Corp. 4.75% 4/15/19 (g)		2,920,000	2,569,600
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (g)		6,960,000	7,386,300
Ciena Corp. 3.75% 10/15/18 (g)		2,760,000	3,500,025
InterDigital, Inc. 2.5% 3/15/16		17,980,000	19,620,675
Liberty Interactive LLC 0.75% 3/30/43		8,680,000	12,336,450
			42,843,450
Internet Software & Services - 0.3%
Twitter, Inc. 0.25% 9/15/19 (g)		7,970,000	7,740,863
VeriSign, Inc. 3.25% 8/15/37 (k)		2,780,000	5,302,850
			13,043,713
Semiconductors & Semiconductor Equipment - 1.0%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		6,845,000	1,980,772
3% 12/15/20 (d)		13,470,000	3,906,300
Intel Corp. 3.25% 8/1/39		7,310,000	12,075,206
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.:
1.625% 2/15/25 (g)		$ 10,300,000	$ 10,943,750
2.125% 12/15/37		5,800,000	11,861,000
Micron Technology, Inc. 3% 11/15/43		5,900,000	7,102,125
			47,869,153
Software - 0.3%
Synchronoss Technologies, Inc. 0.75% 8/15/19		4,080,000	4,554,300
TiVo, Inc.:
2% 10/1/21 (g)		9,090,000	8,482,106
4% 3/15/16 (g)		3,630,000	4,138,200
			17,174,606
TOTAL INFORMATION TECHNOLOGY			120,930,922
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 7% 3/15/15		4,490,000	8,811,625
UTILITIES - 0.3%
Electric Utilities - 0.3%
NRG Yield, Inc. 3.5% 2/1/19 (g)		11,900,000	13,953,345
TOTAL CONVERTIBLE BONDS			350,775,543
Nonconvertible Bonds - 6.4%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,259,200
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.75% 3/1/24 (g)		1,270,000	1,314,450
Media - 0.8%
Altice SA 7.625% 2/15/25 (g)		8,055,000	8,316,788
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	8,016,400
7.25% 10/30/17		14,600,000	15,202,250
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		$ 2,650,000	$ 2,809,000
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		7,145,000	7,823,775
			42,168,213
Multiline Retail - 0.1%
JC Penney Corp., Inc. 8.125% 10/1/19		4,770,000	4,650,750
TOTAL CONSUMER DISCRETIONARY			51,392,613
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Tops Markets LLC 8.875% 12/15/17		3,760,000	3,929,200
Food Products - 0.3%
H.J. Heinz Co. 4.875% 2/15/25 (g)		12,000,000	12,060,000
Tobacco - 0.2%
Vector Group Ltd. 7.75% 2/15/21		10,995,000	11,737,163
TOTAL CONSUMER STAPLES			27,726,363
FINANCIALS - 2.8%
Banks - 1.6%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	10,092,306
Corestates Capital II 0.9033% 1/15/27 (g)(k)		3,000,000	2,595,000
Corestates Capital III 0.8281% 2/15/27 (g)(k)		3,960,000	3,425,400
First Maryland Capital I 1.2533% 1/15/27 (k)		2,500,000	2,175,000
First Maryland Capital II 1.1046% 2/1/27 (k)		4,100,000	3,567,000
JPMorgan Chase Capital XIII 1.2066% 9/30/34 (k)		2,750,000	2,282,500
JPMorgan Chase Capital XXI 1.2046% 1/15/87 (k)		12,500,000	10,343,750
Mellon Capital IV 4% (h)(k)		3,000,000	2,547,157
PNC Capital Trust C 0.8036% 6/1/28 (k)		9,000,000	7,834,500
Wachovia Capital Trust II 0.7533% 1/15/27 (k)		32,014,000	27,692,110
Wells Fargo Capital II 0.7546% 1/30/27 (k)		5,930,000	5,129,450
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,409,925
			80,094,098
Capital Markets - 0.5%
Argos Merger Sub, Inc. 7.125% 3/15/23 (g)(i)		10,355,000	10,717,425
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Chase Capital II 0.7546% 2/1/27 (k)		$ 7,900,000	$ 6,715,000
Chase Capital Trust VI 0.8796% 8/1/28 (k)		5,000,000	4,250,000
JPMorgan Chase Capital XXIII 1.2571% 5/15/47 (k)		2,500,000	1,962,500
Lehman Brothers Holdings, Inc. 0% (d)(k)		1,000,000	0
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (k)		2,570,000	2,614,975
			26,259,900
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,753,200
American Express Co. 6.8% 9/1/66 (k)		2,500,000	2,635,938
			10,389,138
Diversified Financial Services - 0.5%
Central Fidelity Capital Trust I 1.2533% 4/15/27 (k)		2,500,000	2,162,500
ILFC E-Capital Trust I 4.37% 12/21/65 (g)(k)		20,530,000	19,452,175
			21,614,675
Real Estate Management & Development - 0.0%
CBRE Group, Inc. 5.25% 3/15/25		1,485,000	1,618,650
TOTAL FINANCIALS			139,976,461
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. 4.25% 10/15/19		7,250,000	7,503,750
HealthSouth Corp. 5.75% 11/1/24		2,165,000	2,262,425
Kindred Escrow Corp. II 8.75% 1/15/23 (g)		1,425,000	1,553,250
			11,319,425
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24		4,310,000	4,406,975
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		8,547,000	7,841,873
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.25% 12/15/20		705,000	875,963
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
8.625% 9/15/15		$ 5,000,000	$ 5,168,750
8.875% 9/1/17		3,000,000	3,431,250
			9,475,963
TOTAL INDUSTRIALS			21,724,811
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
Compiler Finance Sub, Inc. 7% 5/1/21 (g)		5,015,000	3,761,250
Technology Hardware, Storage & Peripherals - 0.3%
Dell, Inc.:
5.4% 9/10/40		1,000,000	940,000
6.5% 4/15/38		4,440,000	4,573,200
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (g)		7,100,000	7,561,500
			13,074,700
TOTAL INFORMATION TECHNOLOGY			16,835,950
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		4,930,000	4,301,425
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Altice Financing SA 6.5% 1/15/22 (g)		7,600,000	7,866,000
Sprint Capital Corp.:
6.875% 11/15/28		3,415,000	3,210,100
8.75% 3/15/32		7,889,000	8,332,756
			19,408,856
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23		6,710,000	6,349,338
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		$ 585,000	$ 608,400
6.5% 1/15/24		6,500,000	6,873,750
			13,831,488
TOTAL TELECOMMUNICATION SERVICES			33,240,344
UTILITIES - 0.2%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (k)		7,950,000	7,870,500
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,000,000	3,014,850
TOTAL UTILITIES			10,885,350
TOTAL NONCONVERTIBLE BONDS			317,402,742
TOTAL CORPORATE BONDS (Cost $649,749,089)			668,178,285
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 3/26/15 to 5/28/15 (j) (Cost $6,159,854)		6,160,000	6,159,858
Common Stocks - 67.3%
	Shares
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 0.4%
Ford Motor Co.	1,180,747	19,293,406
Diversified Consumer Services - 0.1%
H&R Block, Inc.	239,500	8,178,925
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	158,000	10,112,000
DineEquity, Inc.	85,400	9,268,462
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp.	257,600	$ 25,476,640
Wyndham Worldwide Corp.	64,100	5,863,868
		50,720,970
Media - 0.9%
Comcast Corp. Class A	586,000	34,796,680
Time Warner, Inc.	109,900	8,996,414
		43,793,094
Multiline Retail - 0.8%
Target Corp.	502,700	38,622,441
Specialty Retail - 0.1%
Foot Locker, Inc.	95,600	5,369,852
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	389,900	16,980,145
VF Corp.	104,800	8,033,968
		25,014,113
TOTAL CONSUMER DISCRETIONARY		190,992,801
CONSUMER STAPLES - 9.7%
Beverages - 3.3%
Anheuser-Busch InBev SA NV ADR	82,600	10,462,116
PepsiCo, Inc.	630,700	62,426,686
SABMiller PLC	76,600	4,346,015
The Coca-Cola Co.	2,012,500	87,141,250
		164,376,067
Food & Staples Retailing - 1.0%
CVS Health Corp.	137,400	14,271,738
Wal-Mart Stores, Inc.	290,000	24,339,700
Walgreens Boots Alliance, Inc.	153,600	12,761,088
		51,372,526
Food Products - 0.8%
ConAgra Foods, Inc.	398,000	13,922,040
General Mills, Inc.	266,200	14,318,898
Kellogg Co.	151,300	9,755,824
		37,996,762
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.4%
Energizer Holdings, Inc.	39,900	$ 5,339,817
Procter & Gamble Co.	1,341,858	114,232,372
		119,572,189
Tobacco - 2.2%
Altria Group, Inc.	787,000	44,300,230
Philip Morris International, Inc.	623,018	51,685,573
Reynolds American, Inc.	153,100	11,577,422
Universal Corp.	105,376	5,048,564
		112,611,789
TOTAL CONSUMER STAPLES		485,929,333
ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Antero Midstream Partners LP	41,200	1,071,200
Chevron Corp.	1,021,600	108,984,288
Dominion Midstream Partners LP	199,619	8,184,379
Enterprise Products Partners LP	438,200	14,609,588
Exxon Mobil Corp.	1,416,700	125,434,618
Imperial Oil Ltd.	114,600	4,422,289
Kinder Morgan, Inc.	433,800	17,790,138
Markwest Energy Partners LP	102,600	6,663,870
MPLX LP	68,000	5,589,600
Phillips 66 Partners LP	70,305	5,005,013
Plains GP Holdings LP Class A	410,300	11,750,992
PrairieSky Royalty Ltd. (f)	128,800	3,257,864
QEP Midstream Partners LP	87,100	1,419,730
Suncor Energy, Inc.	182,400	5,475,940
Targa Resources Corp.	29,200	2,907,736
Tesoro Logistics LP	31,500	1,808,730
Western Gas Partners LP	25,000	1,739,500
Williams Partners LP	259,882	13,290,365
		339,405,840
FINANCIALS - 20.9%
Banks - 2.0%
Community Trust Bancorp, Inc.	152,400	4,974,336
CVB Financial Corp.	319,900	5,006,435
JPMorgan Chase & Co.	386,900	23,709,232
PacWest Bancorp	159,300	7,301,516
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Prosperity Bancshares, Inc.	77,300	$ 3,998,729
Regions Financial Corp.	989,000	9,504,290
Svenska Handelsbanken AB (A Shares)	127,500	6,423,174
U.S. Bancorp	373,400	16,657,374
Valley National Bancorp (f)	473,200	4,542,720
Wells Fargo & Co.	291,400	15,965,806
		98,083,612
Capital Markets - 2.5%
Apollo Global Management LLC Class A	312,300	7,282,836
BlackRock, Inc. Class A	145,400	54,004,468
Carlyle Group LP	256,300	6,625,355
KKR & Co. LP	572,900	13,090,765
The Blackstone Group LP	1,162,200	43,536,012
		124,539,436
Consumer Finance - 0.3%
Capital One Financial Corp.	203,300	16,001,743
Insurance - 1.6%
ACE Ltd.	73,300	8,356,933
Arthur J. Gallagher & Co.	248,000	11,653,520
First American Financial Corp.	371,900	13,027,657
MetLife, Inc.	305,400	15,523,482
The Travelers Companies, Inc.	268,700	28,869,128
		77,430,720
Real Estate Investment Trusts - 14.2%
Alexandria Real Estate Equities, Inc.	275,744	26,446,607
American Campus Communities, Inc.	437,800	18,068,006
American Realty Capital Properties, Inc.	680,400	6,674,724
Ashford Hospitality Prime, Inc.	315,700	5,136,439
AvalonBay Communities, Inc.	54,040	9,097,094
Boston Properties, Inc.	281,496	38,680,365
Camden Property Trust (SBI)	52,900	3,850,591
Cedar Shopping Centers, Inc.	933,559	6,983,021
Corrections Corp. of America	155,454	6,201,060
Cousins Properties, Inc.	1,033,940	11,094,176
DCT Industrial Trust, Inc.	638,700	23,044,296
Digital Realty Trust, Inc.	409,400	27,175,972
Duke Realty LP	744,000	15,891,840
Equity Residential (SBI)	120,115	9,252,458
Essex Property Trust, Inc.	144,192	32,072,627
Excel Trust, Inc.	266,277	3,647,995
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Extra Space Storage, Inc.	362,900	$ 23,871,562
Federal Realty Investment Trust (SBI)	165,508	23,507,101
FelCor Lodging Trust, Inc.	1,738,252	18,720,974
Gramercy Property Trust, Inc.	582,300	4,105,215
HCP, Inc.	828,239	35,084,204
Health Care REIT, Inc. (f)	79,096	6,099,093
Host Hotels & Resorts, Inc.	355,897	7,473,837
Kite Realty Group Trust	384,883	10,899,887
Lexington Corporate Properties Trust	472,600	5,118,258
Medical Properties Trust, Inc.	208,400	3,155,176
New York (REIT), Inc.	344,800	3,582,472
Piedmont Office Realty Trust, Inc. Class A	95,391	1,748,517
Post Properties, Inc.	193,400	10,998,658
Prologis, Inc.	159,110	6,795,588
Public Storage	93,799	18,499,039
Ramco-Gershenson Properties Trust (SBI)	76,400	1,430,208
Realty Income Corp. (f)	241,700	12,099,502
RLJ Lodging Trust	483,700	15,386,497
Sabra Health Care REIT, Inc.	333,600	10,905,384
Senior Housing Properties Trust (SBI)	632,700	14,140,845
Simon Property Group, Inc.	396,015	75,385,415
SL Green Realty Corp.	249,073	31,614,836
Store Capital Corp.	394,900	8,940,536
Sun Communities, Inc.	173,982	11,759,443
Sunstone Hotel Investors, Inc.	358,649	6,258,425
Taubman Centers, Inc.	225,600	16,319,904
Terreno Realty Corp.	253,000	5,576,120
The Macerich Co.	17,800	1,488,970
UDR, Inc.	689,200	22,013,048
Urban Edge Properties	372,357	8,914,227
Ventas, Inc.	239,239	17,816,128
Vornado Realty Trust	33,914	3,731,897
WP Carey, Inc.	199,400	13,674,852
WP Glimcher, Inc.	605,057	10,485,638
		710,918,727
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	661,440	16,701,360
TOTAL FINANCIALS		1,043,675,598
Common Stocks - continued
	Shares	Value
HEALTH CARE - 9.6%
Biotechnology - 0.3%
Amgen, Inc.	90,000	$ 14,194,800
Health Care Equipment & Supplies - 0.4%
Medtronic PLC	253,300	19,653,547
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	64,800	5,701,752
Pharmaceuticals - 8.8%
AbbVie, Inc.	781,200	47,262,600
Bristol-Myers Squibb Co.	450,300	27,432,276
Eli Lilly & Co.	382,000	26,804,940
GlaxoSmithKline PLC sponsored ADR	279,600	13,258,632
Johnson & Johnson	1,302,844	133,554,532
Merck & Co., Inc.	903,290	52,878,597
Pfizer, Inc.	3,160,700	108,475,224
Sanofi SA sponsored ADR	369,300	18,043,998
Teva Pharmaceutical Industries Ltd. sponsored ADR	173,400	9,887,268
		437,598,067
TOTAL HEALTH CARE		477,148,166
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	125,000	12,847,500
The Boeing Co.	69,100	10,423,735
United Technologies Corp.	191,300	23,321,383
		46,592,618
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	388,200	39,491,586
Industrial Conglomerates - 0.7%
3M Co.	127,100	21,435,415
General Electric Co.	522,953	13,591,548
		35,026,963
Machinery - 0.3%
Cummins, Inc.	69,900	9,941,877
Deere & Co.	82,700	7,492,620
		17,434,497
Road & Rail - 0.3%
CSX Corp.	393,100	13,487,261
TOTAL INDUSTRIALS		152,032,925
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,620,000	$ 77,316,200
QUALCOMM, Inc.	112,100	8,128,371
		85,444,571
IT Services - 2.4%
Automatic Data Processing, Inc.	111,100	9,870,124
Fidelity National Information Services, Inc.	169,500	11,456,505
IBM Corp.	494,900	80,144,106
Paychex, Inc.	402,000	20,033,670
		121,504,405
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	1,209,400	40,212,550
Maxim Integrated Products, Inc.	510,000	17,541,450
		57,754,000
Software - 2.1%
Microsoft Corp.	1,824,800	80,017,480
Oracle Corp.	182,300	7,988,386
Symantec Corp.	634,300	15,958,988
		103,964,854
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	172,700	22,185,042
EMC Corp.	589,558	17,061,809
		39,246,851
TOTAL INFORMATION TECHNOLOGY		407,914,681
MATERIALS - 1.5%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co.	546,100	42,513,885
Potash Corp. of Saskatchewan, Inc.	230,800	8,280,442
The Dow Chemical Co.	167,600	8,252,624
		59,046,951
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	240,500	5,202,015
SunCoke Energy Partners LP	106,353	2,702,430
		7,904,445
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
International Paper Co.	177,300	$ 10,001,493
TOTAL MATERIALS		76,952,889
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	691,700	23,905,152
Verizon Communications, Inc.	488,435	24,153,111
		48,058,263
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	2,055,000	7,112,995
TOTAL TELECOMMUNICATION SERVICES		55,171,258
UTILITIES - 2.7%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	244,700	14,089,826
Edison International	130,200	8,365,350
Exelon Corp.	317,900	10,783,168
IDACORP, Inc.	193,300	12,104,446
NRG Yield, Inc. Class A	54,736	2,808,504
Pinnacle West Capital Corp.	45,692	2,927,943
PPL Corp.	680,600	23,208,460
Xcel Energy, Inc.	706,300	24,918,264
		99,205,961
Gas Utilities - 0.2%
Atmos Energy Corp.	146,000	7,743,840
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc.	199,000	5,536,180
Multi-Utilities - 0.4%
CMS Energy Corp.	580,400	20,389,452
TOTAL UTILITIES		132,875,433
TOTAL COMMON STOCKS (Cost $2,842,473,999)		3,362,098,924
Preferred Stocks - 10.5%
	Shares	Value
Convertible Preferred Stocks - 4.1%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
William Lyon Homes, Inc. 6.50%	25,200	$ 2,956,839
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Post Holdings, Inc. Series C, 2.50% (a)(g)	91,400	8,842,950
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 5.75% (a)	5,900	5,894,690
Southwestern Energy Co. Series B 6.25% (a)	160,400	8,740,196
		14,634,886
FINANCIALS - 1.1%
Banks - 0.6%
Wells Fargo & Co. 7.50%	25,809	31,292,380
Real Estate Investment Trusts - 0.5%
American Tower Corp. Series A, 5.25% (a)	29,400	3,103,170
Crown Castle International Corp. 4.50%	158,100	16,837,650
Weyerhaeuser Co. Series A, 6.375%	89,500	5,216,167
		25,156,987
Real Estate Management & Development - 0.0%
Forestar Group, Inc. 6.00%	54,900	1,061,217
TOTAL FINANCIALS		57,510,584
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	27,212	8,801,721
Health Care Providers & Services - 0.3%
AmSurg Corp. Series A-1, 5.25%	79,600	9,671,400
Kindred Healthcare, Inc. 7.50% (a)	3,500	3,578,400
		13,249,800
Pharmaceuticals - 0.3%
Actavis PLC 5.50% (a)	16,200	16,621,200
TOTAL HEALTH CARE		38,672,721
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	245,500	$ 15,638,350
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75% (a)	155,200	5,706,704
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. Series A 5.50% (a)	241,100	14,562,440
TOTAL TELECOMMUNICATION SERVICES		20,269,144
UTILITIES - 1.0%
Electric Utilities - 0.4%
Exelon Corp. 6.50%	200,900	9,964,640
NextEra Energy, Inc. 5.779%	138,100	7,877,224
		17,841,864
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%	65,000	6,529,250
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 2.00% ZENS	239,100	15,421,950
Dominion Resources, Inc.:
6.375%	144,400	7,303,752
Series B, 6.00%	43,300	2,500,142
		25,225,844
TOTAL UTILITIES		49,596,958
TOTAL CONVERTIBLE PREFERRED STOCKS		208,122,432
Nonconvertible Preferred Stocks - 6.4%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	4,732,200
FINANCIALS - 4.8%
Banks - 0.9%
Bank of America Corp. 6.50% (a)	160,000	4,084,000
BB&T Corp. Series E, 5.625%	125,000	3,150,000
Citigroup, Inc. Series C, 5.80%	300,000	7,476,000
SunTrust Banks, Inc. Series E, 5.875%	757,800	18,747,972
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Banks - continued
U.S. Bancorp:
Series A, 3.50%	11,890	$ 9,749,800
Series H, 5.15%	40,000	974,000
		44,181,772
Capital Markets - 1.4%
GMAC Capital Trust I Series 2, 8.125%	1,113,687	28,989,273
Goldman Sachs Group, Inc.:
5.95%	65,219	1,651,997
Series K, 6.375%	80,000	2,101,600
Morgan Stanley:
6.875%	200,000	5,424,000
Series I, 6.375%	120,000	3,148,800
Morgan Stanley Capital I Trust 6.60%	140,000	3,595,200
Northern Trust Corp. Series C, 5.85%	539,882	13,788,586
State Street Corp. 6.00%	400,000	10,172,000
		68,871,456
Consumer Finance - 1.3%
Ally Financial, Inc.:
7.00% (g)	41,122	41,231,232
Series A, 8.50%	477,300	12,667,542
Capital One Financial Corp. Series D, 6.70%	160,000	4,227,200
Discover Financial Services Series B, 6.50%	200,000	5,246,000
		63,371,974
Diversified Financial Services - 0.1%
JPMorgan Chase Capital XXIX 6.70%	155,000	3,943,200
Insurance - 0.0%
MetLife, Inc. Series B, 6.50%	40,545	1,065,928
Real Estate Investment Trusts - 1.0%
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,444,000
Hospitality Properties Trust Series D, 7.125%	60,000	1,606,200
Kimco Realty Corp. Series K, 5.625%	120,000	2,984,400
Public Storage:
Series Q, 6.50%	100,430	2,711,610
Series S, 5.90%	98,071	2,515,521
Series T, 5.75%	69,389	1,767,338
Series V, 5.375%	250,000	6,115,000
Series W, 5.20%	119,513	2,913,727
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,953,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp. Series I, 6.50%	60,000	$ 1,582,200
Sunstone Hotel Investors, Inc. Series D, 8.00%	218,400	5,798,520
Vornado Realty Trust Series L, 5.40%	230,000	5,628,100
		53,019,616
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	156,512	3,984,796
TOTAL FINANCIALS		238,438,742
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%	16,353	442,349
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Corp.:
6.125%	259,452	6,382,519
7.375%	70,000	1,844,500
Verizon Communications, Inc. 5.90%	370,828	9,882,566
		18,109,585
UTILITIES - 1.1%
Electric Utilities - 1.1%
Duquesne Light Co. 6.50%	140,765	7,108,633
Entergy Louisiana LLC 4.70%	150,000	3,561,000
Gulf Power Co. 5.60%	30,000	2,993,451
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	270,000	6,836,400
Series H, 5.625%	70,000	1,785,000
Series I, 5.125%	377,500	9,154,375
Series J, 5.00%	279,761	6,700,276
SCE Trust I 5.625%	321,166	8,167,251
SCE Trust II 5.10%	15,000	369,000
Southern California Edison Co.:
5.349%	44,479	4,492,379
Series D, 6.50%	54,900	5,725,043
		56,892,808
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.0%
DTE Energy Co. 6.50%	700	$ 18,893
TOTAL UTILITIES		56,911,701
TOTAL NONCONVERTIBLE PREFERRED STOCKS		318,634,577
TOTAL PREFERRED STOCKS (Cost $483,470,834)		526,757,009
Investment Companies - 0.7%

iShares S&P 500 Index ETF (Cost $31,629,290)	158,300	33,592,843
Bank Loan Obligations - 0.8%
	Principal Amount (e)
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (k)	$ 7,297,606	7,334,094
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0051% 5/1/18 (k)	16,091,313	16,072,003
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (k)	5,426,044	5,385,349
UTILITIES - 0.3%
Electric Utilities - 0.3%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (k)	13,206,267	13,190,420
TOTAL BANK LOAN OBLIGATIONS (Cost $41,975,604)		41,981,866
Preferred Securities - 2.4%
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	$ 975,000	$ 1,049,100
FINANCIALS - 2.4%
Banks - 1.6%
Bank of America Corp.:
6.25% (h)(k)	4,895,000	5,185,319
6.5% (h)(k)	4,000,000	4,330,891
Citigroup, Inc. 5.8% (h)(k)	4,000,000	4,123,466
JPMorgan Chase & Co.:
5.15% (h)(k)	15,000,000	14,938,077
6.1% (h)(k)	4,000,000	4,211,632
6.75% (h)(k)	10,000,000	10,849,010
7.9% (h)(k)	6,250,000	6,911,581
PNC Preferred Funding Trust I 1.8906% (g)(h)(k)	3,450,000	3,256,770
SunTrust Preferred Capital I 4% 12/15/49 (k)	6,866,000	5,585,110
USB Capital IX 3.5% (h)(k)	8,625,000	7,305,159
Wachovia Capital Trust III 5.5698% (h)(k)	8,091,000	8,135,568
Wells Fargo & Co. 5.875% (h)(k)	5,000,000	5,292,480
		80,125,063
Capital Markets - 0.4%
Goldman Sachs Capital II 4% (h)(k)	7,653,000	6,074,569
Goldman Sachs Capital III 4% (h)(k)	18,715,000	14,591,462
		20,666,031
Diversified Financial Services - 0.4%
General Electric Capital Corp.:
5.25% (h)(k)	5,000,000	5,180,308
7.125% (h)(k)	10,000,000	11,923,764
		17,104,072
TOTAL FINANCIALS		117,895,166
TOTAL PREFERRED SECURITIES (Cost $110,359,470)		118,944,266
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	343,078,704	$ 343,078,704
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	14,448,150	14,448,150
TOTAL MONEY MARKET FUNDS (Cost $357,526,854)		357,526,854
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $4,523,344,994)		5,115,239,905
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(117,854,347)
NET ASSETS - 100%		$ 4,997,385,558
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
370 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 38,901,800	$ 1,541,727

The face value of futures purchased as a percentage of net assets is 0.8%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,710,101 or 5.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,154,858.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,010
Fidelity Securities Lending Cash Central Fund	23,554
Total	$ 112,564
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 193,949,640	$ 193,949,640	$ -	$ -
Consumer Staples	494,772,283	485,929,333	8,842,950	-
Energy	358,772,926	358,772,926	-	-
Financials	1,339,624,924	1,287,889,108	51,735,816	-
Health Care	515,820,887	506,149,487	9,671,400	-
Industrials	168,113,624	168,113,624	-	-
Information Technology	407,914,681	407,914,681	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Materials	$ 76,952,889	$ 76,952,889	$ -	$ -
Telecommunication Services	93,549,987	86,436,992	7,112,995	-
Utilities	239,384,092	208,135,015	31,249,077	-
Corporate Bonds	668,178,285	-	668,178,285	-
U.S. Government and Government Agency Obligations	6,159,858	-	6,159,858	-
Investment Companies	33,592,843	33,592,843	-	-
Bank Loan Obligations	41,981,866	-	41,981,866	-
Preferred Securities	118,944,266	-	118,944,266	-
Money Market Funds	357,526,854	357,526,854	-	-
Total Investments in Securities:	$ 5,115,239,905	$ 4,171,363,392	$ 943,876,513	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,541,727	$ 1,541,727	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $4,521,887,333. Net unrealized appreciation aggregated $593,352,572, of which $675,354,729 related to appreciated investment securities and $82,002,157 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR)(Geode) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015